Average Annual Total Returns{- Fidelity Advisor® Capital Development Fund} - 09.30 Destiny Portfolios: Fidelity Advisor Capital Development Fund-O PRO-06 - Fidelity Advisor® Capital Development Fund	Fidelity Advisor Capital Development Fund-Class O Return Before Taxes Past 1 year	Fidelity Advisor Capital Development Fund-Class O Return Before Taxes Past 5 years	Fidelity Advisor Capital Development Fund-Class O Return Before Taxes Past 10 years	Fidelity Advisor Capital Development Fund-Class O After Taxes on Distributions Past 1 year	Fidelity Advisor Capital Development Fund-Class O After Taxes on Distributions Past 5 years	Fidelity Advisor Capital Development Fund-Class O After Taxes on Distributions Past 10 years	Fidelity Advisor Capital Development Fund-Class O After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Capital Development Fund-Class O After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Capital Development Fund-Class O After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	9.14%	12.46%	11.04%	8.02%	10.65%	9.54%	6.20%	9.67%	8.80%	18.40%	15.22%	13.88%